Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 2,629,787	$ 376,054	¥ 2,621,334	¥ 3,317,821
Less:VAT related surcharges	(19,547)	(2,795)	(20,352)	(23,125)
Net revenues	2,610,240	373,259	2,600,982	3,294,696
Operating cost and expenses:
Relationship manager compensation	(498,454)	(71,278)	(562,523)	(655,460)
Other compensations	(718,098)	(102,687)	(786,928)	(801,293)
Total compensation and benefits	(1,216,552)	(173,965)	(1,349,451)	(1,456,753)
Selling expenses	(242,808)	(34,721)	(269,038)	(485,778)
General and administrative expenses	(305,590)	(43,699)	(296,751)	(275,727)
Reversal of (provision for) credit losses	(52,226)	(7,468)	(23,882)	7,028
Other operating expenses, net	(62,872)	(8,991)	(93,210)	(112,506)
Government subsidies	46,472	6,645	65,239	126,955
Total operating cost and expenses	(1,833,576)	(262,199)	(1,967,093)	(2,196,781)
Income from operations	776,664	111,060	633,889	1,097,915
Other income (expense):
Interest income	127,547	18,239	155,751	161,926
Investment (loss) income	32,254	4,612	50,152	(61,486)
Reversal of settlement expenses	956	137	12,454
Contingent litigation expenses, net	(50,182)	(7,176)	14,000
Other income (expense), net	(30,814)	(4,406)	1,359	10,892
Total other income	79,761	11,406	233,716	111,332
Income before taxes and income from equity in affiliates	856,425	122,466	867,605	1,209,247
Income tax expense	(297,811)	(42,586)	(268,591)	(262,360)
Income (loss) from equity in affiliates	(1,395)	(199)	(112,010)	54,128
Net income	557,219	79,681	487,004	1,001,015
Less: net (loss) income attributable to non-controlling interests	(1,638)	(234)	11,559	(8,479)
Net income attributable to Noah Holdings Limited shareholders	¥ 558,857	$ 79,915	¥ 475,445	¥ 1,009,494
Net income per share:
Basic | (per share)	¥ 1.6	$ 0.23	¥ 1.36	¥ 2.91
Diluted | (per share)	¥ 1.59	$ 0.23	¥ 1.35	¥ 2.91
Weighted average number of shares used in computation:
Basic	348,774,922	348,774,922	350,847,647	347,369,860
Diluted	351,962,638	351,962,638	352,351,257	347,422,580
Others
Revenues:
Total revenues	¥ 1,476,390	$ 211,120	¥ 1,479,712	¥ 2,067,341
Others | One-time commissions
Revenues:
Total revenues	574,255	82,117	614,258	1,072,838
Others | Recurring service fees
Revenues:
Total revenues	624,589	89,315	631,505	707,580
Others | Performance-based income
Revenues:
Total revenues	116,247	16,623	47,841	16,344
Others | Other service fees
Revenues:
Total revenues	161,299	23,065	186,108	270,579
Related Party
Revenues:
Total revenues	1,153,397	164,934	1,146,710	1,266,766
Related Party | One-time commissions
Revenues:
Total revenues	7,284	1,042	21,288	16,365
Related Party | Recurring service fees
Revenues:
Total revenues	990,515	141,642	1,020,524	1,129,136
Related Party | Performance-based income
Revenues:
Total revenues	155,598	22,250	104,898	121,265
Related Party | Funds Gopher and Olive
Revenues:
Total revenues	1,153,397	164,934	1,141,622	1,250,480
Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	7,284	1,042	21,288	16,365
Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	990,515	141,642	1,015,436	1,112,850
Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	¥ 155,598	$ 22,250	¥ 104,898	¥ 121,265